SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Foreign currency translation
	September 30, 2018	September 30, 2017	September 30, 2016
Year-end CAD: USD exchange rate	0.7755	0.8022	0.7610
Annual average CAD: USD exchange rate	0.7795	0.7610	0.7545
Year-end RMB: USD exchange rate	0.1456	0.1503	0.1499
Annual average RMB: USD exchange rate	0.1530	0.1468	0.1531
Year-end HKD: USD exchange rate	0.1278	0.1280	0.1290
Annual average HKD: USD exchange rate	0.1277	0.1285	0.1289

Schedule of antidilutive securities excluded from computation of earnings per share
	2018	2017	2016
Stock options	11,300,000	14,750,000	14,750,000
Common stock warrants	0	4,551,945	3,410,280
Total	11,300,000	19,301,945	18,160,280

Schedule of estimated useful lives of property and equipment
Furniture and Fixtures	5 - 7 years
Machinery and Equipment	3 - 7 years
Leasehold Improvement	6 years